CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,164,483	$ 64,789
Accounts receivable	44,313	0
Inventory	25,314	0
Prepaid expenses	72,985	0
Total current assets	1,307,095	64,789
Right to use operating leases, net	3,886,866	310,361
Construction in progress	1,984,701	417,082
Fixed assets, net of accumulated depreciation of $183,988 and $19,590	3,476,164	6,282
Total Assets	10,654,826	798,514
Current liabilities
Accounts payable and accrued liabilities	3,976,064	1,069,331
Accrued interest	7,657	137,522
Derivative liabilities	0	807,682
Lease liability - operating leases, current	161,838	8,905
Notes Payable, net of discount	588,432	0
Convertible notes payable, net of discount of $0 and $317,405	0	317,405
Convertible note payable, in default	0	122,166
SBA Loan Payable	460,406	460,406
Other current liabilities	169,422	95,256
Preferred stock dividends payable	195,169	9,967
Total current liabilities	5,558,988	3,028,640
Lease Liability- operating leases, non-current	3,972,964	312,099
Total Liabilities	9,531,952	3,340,739
Commitments and contingencies
Stockholders' equity (deficit)
Common stock subscribed	132,163	0
Common stock, $0.01 par value, 500,000,000 shares authorized, 213,333,170 and 155,381,183 shares issued and outstanding as of December 31, 2021 and 2020, respectively	2,133,332	1,553,812
Additional paid-in capital	24,295,063	10,340,821
Accumulated deficit	(25,478,332)	(14,437,168)
Total stockholders' equity (deficit)	1,122,874	(2,542,225)
Total liabilities and stockholders' equity (deficit)	10,654,826	798,514
Series A Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock, Value	0	48
Series C Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock, Value	9,406	0
Series D Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock, Value	31,000	0
Series X Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock, Value	$ 242	$ 262